Exhibit 99.26

Client Name:
Client Project Name:	OBX 2023-NQM1
Start - End Dates:	1/21/2015 - 8/10/2022
Deal Loan Count:	163

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Property Valuations	Appraisal	PRVAAPPR169	Appraisal includes one or more issue(s)	1
Total				2

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